Stockholders’ Equity (Details Narrative 1) - USD ($)						1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 08, 2023	Jun. 05, 2023	Mar. 09, 2023	Dec. 06, 2022	Jun. 26, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,000,000
Exercise price				$ 0.44
Proceeds from Issuance of Common Stock										$ 3,817,400	$ 4,583,341	$ 4,583,341	$ 37,182,646
[custom:PercentageOfAggregateOfTheOfferedSecurities-0]								50.00%		50.00%
Preferred stock shares authorized								25,000,000		25,000,000		25,000,000	25,000,000
Aggregate purchase price										$ 3,817,400	$ 4,583,341	$ 4,583,341	$ 37,182,646
Preferred stock par value						$ 1,000		$ 6		$ 6		$ 6
Dividend rate												0.00%
Common stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Addiitonal gross proceeds													$ 8,305,368
Description of down round or anti dilution trigger event				a down round or anti-dilution trigger event occurred resulting in the conversion rate on the Series F and the exercise price of the Series F Warrants issued with the Series F adjusting down to $0.44 from $
Aggregate deemed dividend	$ 4,654,918		$ 255,976							$ 2,245,377		$ 2,245,377
Expected term										3 years 7 days	3 years 7 days	3 years 7 days	3 years 3 days
Volatility rate										63.64%	69.84%	69.49%	83.88%
Risk free interest rate										4.22%	3.25%	3.47%	0.47%
Expected dividend rate
Common stock, shares issued								117,878,831		117,878,831		88,466,613	75,314,988
Dividends								$ 49,122		$ 170,277
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued										16,720,000	4,251,151	4,251,151	6,763,091
Aggregate purchase price										$ 16,720	$ 4,251	$ 4,251	$ 6,763
Common stock, par value												$ 0.0001
Series F Warrants [Member]
Class of Stock [Line Items]
Exercise price	$ 0.25		$ 0.44	$ 0.96
Addiitonal gross proceeds												$ 7,100,000
Warrant, Exercise Price, Decrease					$ 0.44	$ 0.25	$ 0.42
Common Stock Warrants [Member]
Class of Stock [Line Items]
Exercise price				0.44
Deemed dividend on common stock warrants										565,161		565,161
Additional Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			7,142,715
Exercise price			$ 0.42
[custom:AggregatePurchasePriceOfWarrant]			$ 3,000,000
Series F Dividend [Member]
Class of Stock [Line Items]
Exercise price				0.42
Preferred Series F Convertible Stock [Member]
Class of Stock [Line Items]
Conversion price	$ 0.42		$ 0.42	$ 0.62
Preferred stock par value					$ 1,000
Dividend rate					5.00%
Dividend preferred stock										$ 1,680,216		$ 1,680,216
Series F Option [Member]
Class of Stock [Line Items]
Number of additional shares to purchase									25,000,000			25,000,000
Series F Warrants [Member]
Class of Stock [Line Items]
Expected term			3 years	3 years						2 years 6 months
Volatility rate			131.00%	150.00%						106.00%
Risk free interest rate			4.46%	3.77%						4.28%
Expected dividend rate			0.00%	0.00%						0.00%
Additional Series F Preferred [Member]
Class of Stock [Line Items]
Number of shares convertible			2,381
Conversion price			$ 0.42
Preferred stock par value			$ 1,000
[custom:AdditionalSharesPurchased]			3,000
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend preferred stock	$ 3,867,095		$ 217,750
Common stock, shares issued			3,000
Number of common shares convertible								750		2,588
Conversion of Stock, Shares Issued								3,000,000		7,304,762
Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term								3 years 9 months 14 days		3 years 9 months 14 days
Dividend preferred stock	$ 787,823		$ 38,226
Class of Warrant or Right, Outstanding								48,351,747		48,351,747
Warrant, Exercise Price, Decrease										$ 0.25
Warrant, Exercise Price, Increase										$ 0.38
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized								35,000		35,000		35,000	35,000
Preferred Stock, Shares Issued								6,275		6,275		5,863	0
Dividend rate												5.00%
Series F Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued												4,137
Number of common shares convertible												6,804,545
Cumulative dividends												$ 172,596
Fair market values												$ 1,000
Minimum [Member]
Class of Stock [Line Items]
[custom:PercentageOfBeneficialOwnershipLimitation]										4.99%
Maximum [Member]
Class of Stock [Line Items]
[custom:PercentageOfBeneficialOwnershipLimitation]										9.99%
Purchase Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		25,080,000
Exercise price		$ 0.38
Warrants and Rights Outstanding, Term		5 years 6 months
Number of shares issued		16,720,000
Proceeds from Issuance of Common Stock		$ 3,817,400
Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		16,720,000
Sale of Stock, Price Per Share		$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		25,080,000
Exercise price		$ 0.38
Proceeds from Issuance of Warrants		$ 4,180,000
Series F Agreement [Member] | Series F Warrants [Member]
Class of Stock [Line Items]
Exercise price								$ 0.96		$ 0.96		$ 0.96
Number of warrants to purchase								16,129,032		16,129,032		16,129,032
Addiitonal gross proceeds										$ 10,000,000		$ 10,000,000
Series F Agreement [Member] | Preferred Series F Convertible Stock [Member]
Class of Stock [Line Items]
Number of shares issued					10,000
Preferred stock shares authorized					35,000
Aggregate purchase price					$ 10,000,000
Gross proceeds					$ 9,920,000
Preferred Stock, Shares Issued					10,000
Number of shares convertible					16,129,032
Conversion price					$ 0.62